CONCENTRATION OF RISK	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
CONCENTRATION OF RISK

8. Concentration of Risk

Interest rate risk

The Company is exposed to interest rate risk primarily through its interest-bearing borrowings lent to and borrowed from related parties and a third party. Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. For the years ended December 31, 2025 and 2024, all interest-bearing borrowings of the Company are fixed rate debt facilities.

The Company monitors and manages its interest rate exposure by assessing the mix of fixed-rate and variable-rate debt within its capital structure. As of the balance sheet date, the Company did not hold any interest rate swaps or other derivative financial instruments to hedge its exposure to interest rate fluctuations.

If market interest rates were to change by 100 basis points, with all other variables held constant, the Company’s annual interest expense and future cash flows would change proportionately based on the principal amount of outstanding variable-rate borrowings. The potential change in interest expense is not expected to have a material impact on the Company’s results of operations, financial position, or liquidity.

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable from a related party, amount due from related parties, amount due from a related party, non-current and other current assets. As of December 31, 2024 and 2025, all of the Company’s cash and cash equivalents was held by major financial institutions located in Poland. The Company believes that these financial institutions located in Poland are of high credit quality. For accounts receivable from a related party and amounts due from related parties, the Company extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Company delegated a team responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Company reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Company considers that the Company’s credit risk for accounts receivable from a related party, amount due from related parties and other receivables are significantly reduced.

Concentration of customers and suppliers

The following tables summarize the information about the Company’s concentration of customers and suppliers for the years ended December 31, 2025 and 2024 or as of December 31, 2025 and 2024, respectively. For purposes of the customer table, Customer A is GPA S.A., a related party, and Customer B is Mobilum Tech UAB, a related party. These two significant customers accounted for approximately 92.5% (rounded to 93%) of total revenue for 2025, with GPA S.A. representing approximately 73.4% and Mobilum Tech UAB representing approximately 19.1%, and approximately 99.1% (rounded to 100%) for 2024, with GPA S.A. representing approximately 64.6% and Mobilum Tech UAB representing approximately 34.5%. The Company identified Santochi Co. (Supplier A) and TTP Limited (Supplier C) as related parties.

	Customer A^	Customer B^
Total revenues
Year ended December 31, 2025	73%	19%
Year ended December 31, 2024	65%	35%

Total accounts receivable
As of December 31, 2025	—	—
As of December 31, 2024	—	100%

	Supplier A^	Supplier B	Supplier C^	Supplier D
Total purchase
Year ended December 31, 2025	41%	40%	13%	—
Year ended December 31, 2024	24%	26%	*	39%

Total accounts payable
As of December 31, 2025	*	31%	68%	—
As of December 31, 2024	—	56%	44%	—

*	Percentage less than 10%.
^	These companies are related parties of the Company.
—	No transaction incurred during the year/no balance existed as of the reporting date.

Kukugan Invest [Member]
CONCENTRATION OF RISK

8. Concentration of Risk

Interest rate risk

The Company is exposed to interest rate risk primarily through its interest-bearing borrowings lent to and borrowed from related parties. Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market interest rates. For the Successor period from January 6 through June 30, 2026 and for the Predecessor periods from January 1 through January 5, 2026 and six months ended June 30, 2025, all interest-bearing borrowings of the Company are fixed rate debt facilities.

If the Company were to enter into any variable rate financing, the Company might then be subject to interest rate risk. The Company monitors and manages its interest rate exposure by assessing the mix of fixed-rate and variable-rate debt within its capital structure.

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, amount due from a related party, and other current assets. As of June 30, 2026 and December 31, 2025, all of the Company’s cash and cash equivalents was held by major financial institutions located in Poland. The Company believes that these financial institutions located in Poland are of high credit quality. For accounts receivable from a related party and amounts due from related parties, the Company extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Company delegated a team responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Company reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Company considers that the Company’s credit risk for accounts receivable, amount due from a related party and other current assets are significantly reduced.

Concentration of customers and suppliers

The following tables summarized the information about the Company’s concentration of customers and suppliers for the Successor period from January 6 through June 30, 2026 and for the Predecessor period for six months ended June 30, 2025 and as of June 30, 2026 for the Successor and December 31, 2025 for the Predecessor, respectively:

	A	B	C	D
Total revenues
Successor period from January 6 through June 30, 2026	12%	54%	16%	13%
Predecessor period for the six months ended June 30, 2025	82%	16%	—	—

Total accounts receivable	A	B	C	D
As of June 30, 2026 (Successor)	—	—	100%	—
As of December 31, 2025 (Predecessor)	—	—	—	—

	B	E	F	G
Total purchase
Successor period from January 6 through June 30, 2026	14%	—	*	76%
Predecessor period for six months ended June 30, 2025	—	30%	48%	15%
Total accounts payable
As of June 30, 2026 (Successor)	—	—	* %	95%
As of December 31, 2025 (Predecessor)	—	13%	87%	—

*	Percentage less than 10%.
—	No transaction incurred during the period/no balance existed as of the reporting date.